Subsequent events (Details) ¥ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2021 CNY (¥)	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Subsequent Event [Line Items]
Options granted (in shares) | shares			107,975,010	114,844,455	25,575,420
Weighted Average Exercise Price, granted | $ / shares			$ 0.00002	$ 0.00002	$ 0.00002
Subsequent Event
Subsequent Event [Line Items]
Disposed equity method investees | ¥	¥ 495.0
Subsequent Event | 2018 Share Option Plan
Subsequent Event [Line Items]
Options granted (in shares) | shares		12,491,760
Weighted Average Exercise Price, granted | $ / shares		$ 0.00002